Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings	Capital and reserves	Other equity interest
Beginning balance at Dec. 31, 2014	$ 1,472,708	$ 142,441	$ 941,770	$ 379	$ 0	$ (46,062)	$ 359,180	$ 1,397,708	$ 75,000
Profit (loss) for the period	350,301						350,301	350,301
Total other comprehensive income	1,136			(429)			1,565	1,136
Total comprehensive income for the period	351,437			(429)			351,866	351,437
Transactions with owners of the company
Issue of ordinary shares (Note 13)	209,705	20,324	208,738				(19,357)	209,705
Conversion perpetual convertible preferred equity (Note 13)	0	10,281	64,719					75,000	(75,000)
Dividends to equity holders	(138,001)						(138,001)	(138,001)
Treasury shares sold (Note 13)	8,263					33,779	(25,516)	8,263
Equity-settled share-based payment (Note 22)	1,637						1,637	1,637
Total transactions with owners	81,604	30,605	273,457			33,779	(181,237)	156,604	(75,000)
Ending balance at Dec. 31, 2015	1,905,749	173,046	1,215,227	(50)	0	(12,283)	529,809	1,905,749	0
Profit (loss) for the period	204,049						204,049	204,049
Total other comprehensive income	748			170			578	748
Total comprehensive income for the period	204,797			170			204,627	204,797
Transactions with owners of the company
Dividends to equity holders	(216,838)						(216,838)	(216,838)
Treasury shares acquired (Note 13)	(6,889)					(6,889)		(6,889)
Treasury shares sold (Note 13)	731					3,070	(2,339)	731
Equity-settled share-based payment (Note 22)	406						406	406
Total transactions with owners	(222,590)					(3,819)	(218,771)	(222,590)	0
Ending balance at Dec. 31, 2016	1,887,956	173,046	1,215,227	120	0	(16,102)	515,665	1,887,956	0
Profit (loss) for the period	1,383						1,383	1,383
Total other comprehensive income	995			448			547	995
Total comprehensive income for the period	2,378			448			1,930	2,378
Transactions with owners of the company
Dividends to equity holders	(44,286)						(44,286)	(44,286)
Equity-settled share-based payment (Note 22)	313						313	313
Total transactions with owners	(43,973)						(43,973)	(43,973)
Ending balance at Dec. 31, 2017	$ 1,846,361	$ 173,046	$ 1,215,227	$ 568	$ 0	$ (16,102)	$ 473,622	$ 1,846,361	$ 0